Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
STE-NPRT3-0424
1.9890709.105
Common Stocks - 43.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	55,749,106	14,210,971
Entertainment - 0.7%
International Games Systems Co. Ltd.	785,295	21,139,027
JYP Entertainment Corp.	93,315	5,149,946
NetEase, Inc.	1,272,400	27,639,823
NetEase, Inc. ADR	282,190	30,453,945
Sea Ltd. ADR (a)	196,900	9,553,588
		93,936,329
Interactive Media & Services - 2.4%
Baidu, Inc. sponsored ADR (a)	56,482	5,723,321
NAVER Corp.	199,504	29,131,978
Tencent Holdings Ltd.	7,834,612	274,451,429
Yandex NV Series A (a)(b)	698,490	7,515,752
		316,822,480
Media - 0.0%
Focus Media Information Technology Co. Ltd. (A Shares)	3,286,500	2,880,228
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV Series L	6,977,016	6,533,181
Bharti Airtel Ltd.	1,619,434	21,945,729
Far EasTone Telecommunications Co. Ltd.	1,253,000	3,115,576
MTN Group Ltd.	5,243,222	22,826,331
		54,420,817
TOTAL COMMUNICATION SERVICES		482,270,825
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 1.6%
Brilliance China Automotive Holdings Ltd.	17,944,000	10,427,895
BYD Co. Ltd. (H Shares)	776,961	19,136,605
Eicher Motors Ltd.	341,556	15,625,996
Hyundai Motor Co. Ltd. (a)	429,830	80,628,430
Kia Corp.	498,688	46,492,406
Li Auto, Inc. ADR (a)(c)	763,058	35,009,101
Maruti Suzuki India Ltd.	23,383	3,184,215
		210,504,648
Broadline Retail - 2.7%
Alibaba Group Holding Ltd.	14,377,542	132,182,564
Alibaba Group Holding Ltd. sponsored ADR	579,494	42,899,941
JD.com, Inc. sponsored ADR	593,331	13,421,147
MercadoLibre, Inc. (a)	13,249	21,136,130
MINISO Group Holding Ltd. ADR (c)	210,989	3,867,428
Naspers Ltd. Class N	323,687	53,247,018
PDD Holdings, Inc. ADR (a)	545,094	67,886,007
Prosus NV	172,056	5,019,010
Vipshop Holdings Ltd. ADR	1,059,265	20,390,851
		360,050,096
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group, Inc. (a)	4,955,500	46,573,211
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	637,170	59,594,510
		106,167,721
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc. Class A (c)	1,014,046	12,026,586
Atour Lifestyle Holdings Ltd. ADR	233,685	4,528,815
Luckin Coffee, Inc. ADR (a)(c)	46,300	1,020,035
MakeMyTrip Ltd. (a)	484,562	29,892,630
Meituan Class B (a)(d)	5,566,937	56,516,487
OPAP SA	674,100	12,290,930
Sands China Ltd. (a)	1,997,600	5,689,569
Shangri-La Asia Ltd. (a)	20,574,000	13,375,268
Tongcheng Travel Holdings Ltd. (a)	660,000	1,665,700
Trip.com Group Ltd. (a)	77,150	3,501,861
Trip.com Group Ltd. ADR (a)	1,130,688	50,281,695
Zomato Ltd. (a)	26,402,799	52,697,305
		243,486,881
Household Durables - 0.4%
Haier Smart Home Co. Ltd. (A Shares)	17,123,875	57,384,091
Midea Group Co. Ltd. (A Shares)	282,758	2,463,485
		59,847,576
Specialty Retail - 0.1%
Lojas Renner SA	827,400	2,629,784
Pepkor Holdings Ltd. (d)	5,955,806	5,797,440
Zhongsheng Group Holdings Ltd. Class H	2,564,000	4,702,604
		13,129,828
Textiles, Apparel & Luxury Goods - 0.7%
Anta Sports Products Ltd.	1,554,832	15,241,504
ECLAT Textile Co. Ltd.	1,819,000	31,034,091
Li Ning Co. Ltd.	7,721,008	19,249,515
Samsonite International SA (a)(d)	8,231,100	28,752,869
		94,277,979
TOTAL CONSUMER DISCRETIONARY		1,087,464,729
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	92,105	11,443,125
Kweichow Moutai Co. Ltd. (A Shares)	337,124	79,489,915
Tsingtao Brewery Co. Ltd. (H Shares)	2,070,000	13,285,331
		104,218,371
Consumer Staples Distribution & Retail - 0.7%
Bid Corp. Ltd.	402,672	9,420,173
Jeronimo Martins SGPS SA	481,276	11,506,008
Raia Drogasil SA	1,899,687	10,180,375
Shoprite Holdings Ltd.	1,254,178	16,884,976
Wal-Mart de Mexico SA de CV Series V	11,857,719	47,481,662
		95,473,194
Food Products - 0.5%
China Mengniu Dairy Co. Ltd.	11,197,000	28,144,449
Gruma S.A.B. de CV Series B	1,017,116	18,113,160
Indofood Sukses Makmur Tbk PT	21,736,700	9,163,579
PT Indofood CBP Sukses Makmur Tbk	13,769,500	10,120,122
		65,541,310
Personal Care Products - 0.1%
AMOREPACIFIC Corp.	114,880	10,288,673
Hindustan Unilever Ltd.	205,657	5,984,756
		16,273,429
TOTAL CONSUMER STAPLES		281,506,304
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	1,392,000	1,226,745
Oil, Gas & Consumable Fuels - 1.3%
Adnoc Gas PLC	1,477,172	1,266,854
China Merchants Energy Shipping Co. Ltd. (A Shares)	5,220,955	5,229,198
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	946,000	895,314
Gazprom OAO (a)(b)	5,946,277	632,752
LUKOIL PJSC (a)(b)	345,667	108,802
LUKOIL PJSC sponsored ADR (a)(b)	499,400	8,290,040
OMV AG	144,388	6,357,662
PetroChina Co. Ltd. (H Shares)	34,439,148	27,139,606
Petroleo Brasileiro SA - Petrobras (ON)	2,020,944	16,757,521
Prio SA	376,200	3,307,860
PTT Exploration and Production PCL (For. Reg.)	4,535,710	19,068,482
Reliance Industries Ltd.	1,416,713	49,931,464
TotalEnergies SE	482,469	30,752,187
		169,737,742
TOTAL ENERGY		170,964,487
FINANCIALS - 10.1%
Banks - 7.4%
Absa Group Ltd.	391,082	3,335,004
Al Rajhi Bank	1,383,310	32,827,931
Alinma Bank	1,947,166	22,818,960
Axis Bank Ltd.	4,296,760	55,726,481
Axis Bank Ltd. sponsored GDR (Reg. S)	669,140	43,627,928
Banco do Brasil SA	1,511,951	17,598,013
Capitec Bank Holdings Ltd.	136,172	14,325,536
China Construction Bank Corp. (H Shares)	27,609,051	17,121,925
China Merchants Bank Co. Ltd. (H Shares)	2,610,500	10,094,857
Credicorp Ltd. (United States)	316,103	54,015,681
CTBC Financial Holding Co. Ltd.	8,344,000	7,750,580
Grupo Financiero Banorte S.A.B. de CV Series O	4,864,743	50,296,435
HDFC Bank Ltd.	4,021,734	67,940,323
HDFC Bank Ltd. sponsored ADR	651,001	34,828,554
ICICI Bank Ltd.	6,084,361	77,295,867
ICICI Bank Ltd. sponsored ADR	1,818,790	46,579,212
Industrial & Commercial Bank of China Ltd. (H Shares)	85,918,305	44,042,829
KB Financial Group, Inc.	138,331	6,577,744
National Bank of Greece SA (a)	8,646,846	67,698,883
Nu Holdings Ltd. (a)	7,039,857	78,001,616
OTP Bank PLC	758,207	36,352,475
Powszechna Kasa Oszczednosci Bank SA	2,622,634	36,491,334
PT Bank Central Asia Tbk	93,648,057	58,846,616
PT Bank Mandiri (Persero) Tbk	19,544,668	8,705,865
PT Bank Negara Indonesia (Persero) Tbk	19,834,222	7,572,722
PT Bank Rakyat Indonesia (Persero) Tbk	50,030,217	19,499,528
Sberbank of Russia (a)(b)	3,314,825	20,726
Sberbank of Russia:
(RTSX) (a)(b)	617,111	3,858
sponsored ADR (a)(b)	1,653,549	29,433
Standard Bank Group Ltd.	2,334,008	24,559,411
The Saudi National Bank	3,239,895	36,586,287
		981,172,614
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	2,438,400	6,293,310
Banco BTG Pactual SA unit	7,898,292	57,817,957
Noah Holdings Ltd. sponsored ADR	80,375	893,770
XP, Inc. Class A	934,925	22,101,627
		87,106,664
Consumer Finance - 0.3%
Kaspi.KZ JSC GDR (Reg. S)	443,371	45,755,887
Financial Services - 0.4%
Chailease Holding Co. Ltd.	4,694,706	25,883,106
FirstRand Ltd.	10,083,914	34,058,183
		59,941,289
Insurance - 1.3%
AIA Group Ltd.	6,788,000	54,719,337
China Life Insurance Co. Ltd. (H Shares)	55,421,737	68,308,291
Fubon Financial Holding Co. Ltd.	1,137,000	2,442,766
HDFC Standard Life Insurance Co. Ltd. (d)	2,006,703	14,088,921
Ping An Insurance Group Co. of China Ltd. (H Shares)	6,406,607	28,491,266
Samsung Fire & Marine Insurance Co. Ltd.	16,753	3,738,459
		171,789,040
TOTAL FINANCIALS		1,345,765,494
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Innovent Biologics, Inc. (a)(d)	5,048,244	27,306,103
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	552,528	22,226,711
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	109,332	8,047,532
Hapvida Participacoes e Investimentos SA (a)(d)	11,344,481	8,375,258
		16,422,790
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co. Ltd. (a)(d)	44,113	25,567,679
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co. Ltd. (d)	17,266,000	30,432,441
Mankind Pharma Ltd.	416,210	10,722,698
Richter Gedeon PLC	1,445,941	38,494,595
		79,649,734
TOTAL HEALTH CARE		171,173,017
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.6%
Hindustan Aeronautics Ltd.	850,607	31,646,233
Korea Aerospace Industries Ltd.	1,376,326	52,871,597
		84,517,830
Construction & Engineering - 0.4%
Larsen & Toubro Ltd.	1,310,587	54,980,781
Electrical Equipment - 0.2%
Bharat Heavy Electricals Ltd.	7,378,000	20,252,897
Ground Transportation - 0.3%
Localiza Rent a Car SA	2,943,709	31,384,719
Localiza Rent a Car SA	11,410	116,140
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,963,475	8,716,609
		40,217,468
Industrial Conglomerates - 0.1%
Bidvest Group Ltd./The	42,804	521,459
LG Corp.	195,311	13,704,085
		14,225,544
Machinery - 1.1%
Airtac International Group	559,484	21,388,760
HIWIN Technologies Corp.	3,830,992	29,049,258
Huaming Power Equipement Co. Ltd.	1,229,690	2,877,228
Hyundai Mipo Dockyard Co. Ltd. (a)	396,640	18,682,324
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,624,890	23,080,731
Sinotruk Hong Kong Ltd.	15,327,558	40,523,718
Techtronic Industries Co. Ltd.	842,000	9,114,184
Weichai Power Co. Ltd.:
(A Shares)	324,300	761,504
(H Shares)	2,830,000	5,566,384
		151,044,091
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd.	60,753,000	17,769,253
Professional Services - 0.1%
Computer Age Management Services Private Ltd.	225,530	8,358,173
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (d)	644,600	4,750,421
Transportation Infrastructure - 0.3%
Athens International Airport SA	439,400	4,131,661
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,501,808	22,175,222
TAV Havalimanlari Holding A/S (a)	949,134	5,303,104
		31,609,987
TOTAL INDUSTRIALS		427,726,445
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.3%
Accton Technology Corp.	410,000	6,723,010
Zhongji Innolight Co. Ltd. (A Shares)	1,395,217	30,114,398
		36,837,408
Electronic Equipment, Instruments & Components - 0.6%
Compeq Manufacturing Co. Ltd.	948,000	2,279,321
Delta Electronics, Inc.	241,000	2,242,409
E Ink Holdings, Inc.	1,795,959	13,958,672
Gold Circuit Electronics Ltd.	595,000	4,831,285
Innolux Corp.	5,617,000	2,688,621
Lotes Co. Ltd.	120,000	3,886,133
Unimicron Technology Corp.	1,835,983	10,412,276
Yageo Corp.	2,736,916	48,251,213
		88,549,930
IT Services - 0.6%
HCL Technologies Ltd.	1,374,974	27,598,172
Infosys Ltd.	687,222	13,833,539
Infosys Ltd. sponsored ADR (c)	1,292,106	25,790,436
Tata Consultancy Services Ltd.	166,752	8,237,724
		75,459,871
Semiconductors & Semiconductor Equipment - 6.5%
Alchip Technologies Ltd.	326,543	42,712,332
ASML Holding NV (Netherlands)	9,385	8,906,383
ASPEED Tech, Inc.	14,000	1,209,756
Daqo New Energy Corp. ADR (a)(c)	90,472	1,925,244
eMemory Technology, Inc.	251,248	21,512,182
Faraday Technology Corp.	365,000	4,462,892
Flat Glass Group Co. Ltd.	5,913,064	10,935,713
Gudeng Precision Industrial Co. Ltd.	50,000	710,878
Jentech Precision Industrial Co. Ltd.	44,000	1,277,558
MediaTek, Inc.	1,354,910	48,800,904
Parade Technologies Ltd.	34,000	1,090,329
Realtek Semiconductor Corp.	401,304	7,214,368
SK Hynix, Inc.	568,494	66,495,256
Taiwan Semiconductor Manufacturing Co. Ltd.	26,581,864	581,765,041
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	587,032	75,533,407
		874,552,243
Technology Hardware, Storage & Peripherals - 3.2%
Asia Vital Components Co. Ltd.	2,056,784	34,571,075
Lenovo Group Ltd.	12,495,170	13,836,532
Samsung Electronics Co. Ltd. (a)	5,695,115	313,027,367
Samsung Electronics Co. Ltd. GDR (Reg. S)	28,319	38,513,840
Wistron Corp.	855,000	3,120,044
Wiwynn Corp.	319,000	23,483,302
		426,552,160
TOTAL INFORMATION TECHNOLOGY		1,501,951,612
MATERIALS - 2.5%
Chemicals - 0.3%
Formosa Plastics Corp.	2,596,972	5,883,002
Guangdong Huate Gas Co. Ltd. (A Shares)	145,247	1,017,728
Hansol Chemical Co. Ltd.	3,240	413,184
PhosAgro PJSC (a)(b)	88,909	5,563
PhosAgro PJSC:
GDR (Reg. S) (a)(b)	1	0
sponsored GDR (Reg. S) (a)(b)	1,718	35
Sabic Agriculture-Nutrients Co.	118,553	3,957,773
Solar Industries India Ltd.	294,446	23,906,088
SRF Ltd.	84,428	2,433,842
		37,617,215
Construction Materials - 0.4%
CEMEX S.A.B. de CV sponsored ADR (a)	1,523,307	11,638,065
JK Cement Ltd.	548,200	29,857,871
Ultratech Cement Ltd.	146,736	17,510,962
		59,006,898
Metals & Mining - 1.6%
African Rainbow Minerals Ltd.	836,439	7,363,105
Antofagasta PLC	1,868,500	42,867,692
Barrick Gold Corp.	3,001,800	44,006,388
Endeavour Mining PLC (c)	190,919	3,138,491
First Quantum Minerals Ltd.	564,574	5,345,596
Grupo Mexico SA de CV Series B	7,041,805	34,183,900
Impala Platinum Holdings Ltd.	5,608,489	19,032,852
Novolipetsk Steel OJSC GDR (Reg. S) (a)(b)	169,976	21,118
Southern Copper Corp. (c)	13,900	1,123,954
Tata Steel Ltd.	4,128,596	7,015,052
Vale SA	287,114	3,869,117
Vale SA sponsored ADR	1,032,101	13,840,474
Zijin Mining Group Co. Ltd. (H Shares)	15,558,227	25,157,054
		206,964,793
Paper & Forest Products - 0.2%
Suzano Papel e Celulose SA	2,587,100	29,326,122
TOTAL MATERIALS		332,915,028
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	25,715,500	16,007,870
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	426,083	14,993,861
KE Holdings, Inc. ADR	257,486	3,499,235
		34,500,966
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NHPC Ltd.	6,287,235	6,685,805
NTPC Ltd.	5,512,340	22,316,681
		29,002,486
TOTAL COMMON STOCKS (Cost $5,368,430,085)		5,865,241,393

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,025,526	33,461,690
FINANCIALS - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA	5,843,258	39,894,626
Itausa-Investimentos Itau SA (PN)	218,725	453,193
Sberbank of Russia (a)(b)	2,462,434	15,508
Sberbank of Russia (Russia) (a)(b)	3,791,522	23,879
		40,387,206
MATERIALS - 0.2%
Metals & Mining - 0.2%
Gerdau SA sponsored ADR	6,322,200	27,248,682
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $101,699,050)		101,097,578

Equity Funds - 51.2%
	Shares	Value ($)
Diversified Emerging Markets Funds - 51.2%
Fidelity Advisor China Region Fund Class Z (e)	3,193,078	102,625,518
Fidelity Advisor Emerging Markets Fund Class Z (e)	39,710,949	1,450,243,863
Fidelity SAI Emerging Markets Index Fund (e)	123,096,514	1,592,868,887
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	89,849,340	998,226,166
Fidelity SAI Emerging Markets Value Index Fund (e)	219,100,781	2,697,130,618

TOTAL EQUITY FUNDS (Cost $6,852,945,236)		6,841,095,052

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.32% 3/14/24 to 5/23/24 (g) (Cost $24,854,840)	25,050,000	24,853,201

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	206,666,202	206,707,536
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	49,369,505	49,374,442
Invesco Government & Agency Portfolio Institutional Class 5.24% (j)	290,827,448	290,827,448
TOTAL MONEY MARKET FUNDS (Cost $546,889,282)		546,909,426

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $12,894,818,493)	13,379,196,650
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(32,184,128)
NET ASSETS - 100.0%	13,347,012,522

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	6,777	Mar 2024	344,542,680	6,014,718	6,014,718

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,587,619 or 1.5% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,228,665.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	68,973,725	1,479,616,059	1,341,882,248	5,489,320	-	-	206,707,536	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	42,553,072	320,721,591	313,900,221	156,037	-	-	49,374,442	0.2%
Total	111,526,797	1,800,337,650	1,655,782,469	5,645,357	-	-	256,081,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor China Region Fund Class Z	-	100,625,163	-	625,163	-	2,000,355	102,625,518
Fidelity Advisor Emerging Markets Fund Class Z	942,934,200	407,588,195	-	13,588,195	-	99,721,468	1,450,243,863
Fidelity SAI Emerging Markets Index Fund	687,205,319	860,603,701	-	27,401,546	-	45,059,867	1,592,868,887
Fidelity SAI Emerging Markets Low Volatility Index Fund	645,450,043	290,883,105	-	21,883,105	-	61,893,018	998,226,166
Fidelity SAI Emerging Markets Value Index Fund	1,707,981,376	822,976,326	-	93,976,328	-	166,172,916	2,697,130,618
	3,983,570,938	2,482,676,490	-	157,474,337	-	374,847,624	6,841,095,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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